Consolidated Statement of Changes in Stockholders' Equity	Total USD ($)	Predecessor [Member] USD ($)	Successor [Member] USD ($)	Successor [Member] Agriphar [Member] USD ($)	Successor [Member] Agriphar [Member] EUR (€)	Successor [Member] Chemtura [Member] USD ($)	Preferred Stock [Member] Successor [Member]	Common Stock [Member] Predecessor [Member] USD ($)	Common Stock [Member] Successor [Member] USD ($)	Common Stock [Member] Successor [Member] Agriphar [Member]	Common Stock [Member] Successor [Member] Chemtura [Member]	Additional Paid-in Capital [Member] Predecessor [Member] USD ($)	Additional Paid-in Capital [Member] Successor [Member] USD ($)	Additional Paid-in Capital [Member] Successor [Member] Agriphar [Member] USD ($)	Additional Paid-in Capital [Member] Successor [Member] Chemtura [Member] USD ($)	Retained Earnings [Member] Predecessor [Member] USD ($)	Retained Earnings [Member] Successor [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] Predecessor [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] Successor [Member] USD ($)	Treasury Stock [Member] Predecessor [Member] USD ($)	Parent [Member] Predecessor [Member] USD ($)	Parent [Member] Successor [Member] USD ($)	Parent [Member] Successor [Member] Agriphar [Member] USD ($)	Parent [Member] Successor [Member] Chemtura [Member] USD ($)	Noncontrolling Interest [Member] Predecessor [Member] USD ($)	Noncontrolling Interest [Member] Successor [Member] USD ($)	Issued on April 25, 2013 [Member] Preferred Stock [Member] Successor [Member]	Preferred Shares Issued On May 22, 2013 [Member] Successor [Member] USD ($)	Preferred Shares Issued On May 22, 2013 [Member] Preferred Stock [Member] Successor [Member]	Preferred Shares Issued On May 22, 2013 [Member] Additional Paid-in Capital [Member] Successor [Member] USD ($)	Preferred Shares Issued On May 22, 2013 [Member] Parent [Member] Successor [Member] USD ($)	Issued on May 22, 2013 [Member] Successor [Member] USD ($)	Issued on May 22, 2013 [Member] Common Stock [Member] Successor [Member]	Issued on May 22, 2013 [Member] Additional Paid-in Capital [Member] Successor [Member] USD ($)	Issued on May 22, 2013 [Member] Parent [Member] Successor [Member] USD ($)	Issued on October 30, 2013 [Member] Successor [Member] USD ($)	Issued on October 30, 2013 [Member] Common Stock [Member] Successor [Member]	Issued on October 30, 2013 [Member] Additional Paid-in Capital [Member] Successor [Member] USD ($)	Issued on October 30, 2013 [Member] Parent [Member] Successor [Member] USD ($)	Issued on November 13, 2013 [Member] Successor [Member] USD ($)	Issued on November 13, 2013 [Member] Common Stock [Member] Successor [Member]	Issued on November 13, 2013 [Member] Additional Paid-in Capital [Member] Successor [Member] USD ($)	Issued on November 13, 2013 [Member] Parent [Member] Successor [Member] USD ($)	Issued on November 20, 2013 [Member] Successor [Member] USD ($)	Issued on November 20, 2013 [Member] Common Stock [Member] Successor [Member]	Issued on November 20, 2013 [Member] Additional Paid-in Capital [Member] Successor [Member] USD ($)	Issued on November 20, 2013 [Member] Parent [Member] Successor [Member] USD ($)	Additional Shares Issued December 23, 2013 [Member] Successor [Member] USD ($)	Additional Shares Issued December 23, 2013 [Member] Common Stock [Member] Successor [Member]	Additional Shares Issued December 23, 2013 [Member] Additional Paid-in Capital [Member] Successor [Member] USD ($)	Additional Shares Issued December 23, 2013 [Member] Parent [Member] Successor [Member] USD ($)	Issued on January 5, 2014 [Member] Common Stock [Member] Successor [Member]	Issued on May 20, 2014 [Member] Successor [Member] USD ($)	Issued on May 20, 2014 [Member] Common Stock [Member] Successor [Member] USD ($)	Issued on May 20, 2014 [Member] Additional Paid-in Capital [Member] Successor [Member] USD ($)	Issued on May 20, 2014 [Member] Parent [Member] Successor [Member] USD ($)	Shares Issued In Connection With 401(k) Exchange Agreement [Member] Successor [Member] USD ($)	Shares Issued In Connection With 401(k) Exchange Agreement [Member] Common Stock [Member] Successor [Member]	Shares Issued In Connection With 401(k) Exchange Agreement [Member] Additional Paid-in Capital [Member] Successor [Member] USD ($)	Shares Issued In Connection With 401(k) Exchange Agreement [Member] Parent [Member] Successor [Member] USD ($)	Issued On October 8Th, 2014 [Member] Successor [Member] USD ($)	Issued On October 8Th, 2014 [Member] Common Stock [Member] Successor [Member] USD ($)	Issued On October 8Th, 2014 [Member] Additional Paid-in Capital [Member] Successor [Member] USD ($)	Issued On October 8Th, 2014 [Member] Parent [Member] Successor [Member] USD ($)	Issued On November 6, 2014 [Member] Successor [Member] USD ($)	Issued On November 6, 2014 [Member] Common Stock [Member] Successor [Member]	Issued On November 6, 2014 [Member] Additional Paid-in Capital [Member] Successor [Member] USD ($)	Issued On November 6, 2014 [Member] Parent [Member] Successor [Member] USD ($)	Issued On November 17, 2014 [Member] Successor [Member] USD ($)	Issued On November 17, 2014 [Member] Common Stock [Member] Successor [Member] USD ($)	Issued On November 17, 2014 [Member] Additional Paid-in Capital [Member] Successor [Member] USD ($)	Issued On November 17, 2014 [Member] Parent [Member] Successor [Member] USD ($)	Series B Preferred Stock [Member] Preferred Stock [Member] Predecessor [Member] USD ($)	Series A Preferred Stock [Member] Preferred Stock [Member] Predecessor [Member] USD ($)
Balance at Dec. 31, 2011	$ 241,800,000							$ 50,000,000				$ 2,200,000				$ (274,500,000)		$ (15,000,000)		$ (1,000,000)	$ 242,200,000				$ (400,000)																																																	$ 480,500,000
Net loss	46,300,000	46,300,000														46,000,000					46,000,000				300,000
Other comprehensive (loss) income, net of tax	(15,300,000)	(15,300,000)																(15,300,000)			(15,300,000)
Other comprehensive income loss net of taxes		200,000
Assignment of value for non controlling interest in business acquisition	400,000																								400,000
Accrued stock dividend on Founder's preferred shares		0
Equity compensation expense	200,000											200,000									200,000
Distribution to non-controlling interest	(600,000)																								(600,000)
Accrual of paid in kind dividend on cumulative preferred shares	(100,000)	(44,600,000)														(44,600,000)					(100,000)																																																					(44,500,000)
Shares repurchased	(200,000)																			(200,000)	(200,000)
Balance at Dec. 31, 2012	272,500,000							50,000,000				2,400,000				(273,100,000)		(30,300,000)		(1,200,000)	272,800,000				(300,000)																																																	525,000,000
Net loss	13,500,000	13,500,000														13,200,000					13,200,000				300,000
Other comprehensive (loss) income, net of tax	14,400,000	14,400,000																14,400,000			14,400,000
Other comprehensive income loss net of taxes		100,000
Accrued stock dividend on Founder's preferred shares		0
Equity compensation expense	200,000											200,000									200,000
Distribution to non-controlling interest	(600,000)																								(600,000)
Accrual of paid in kind dividend on cumulative preferred shares		(22,400,000)														(22,400,000)																																																									(1,600,000)	(20,800,000)
Shares repurchased	(500,000,000)																				(500,000,000)																																																					(500,000,000)
Shares exchanged																																																																									45,000,000	(45,000,000)
Shares canceled								(400,000)												(1,200,000)																																																						(800,000)
Balance at Oct. 31, 2013	(200,000,000)							49,600,000				2,600,000				(282,300,000)		(15,900,000)		0	(199,400,000)				(600,000)																																																46,600,000	0
Balance at Apr. 22, 2013
Net loss			(195,600,000)														(194,200,000)					(194,200,000)				(1,400,000)
Other comprehensive (loss) income, net of tax			1,300,000
Other comprehensive income loss net of taxes			1,300,000																1,300,000			1,300,000
Issuance of stock																												20,000,000		20,000,000	20,000,000	885,000,000		885,000,000	885,000,000					8,000,000		8,000,000	8,000,000					3,900,000		3,900,000	3,900,000
Issuance of stock (in Shares)																											2		1,999,998				88,529,500								761,904								351,591
Assignment of value for non controlling interest in business acquisition			97,400,000																							97,400,000
Issuance costs			(24,100,000)										(24,100,000)									(24,100,000)
Accrued stock dividend on Founder's preferred shares			0
Equity compensation expense			500,000										500,000									500,000
Exercise of warrants																																				137,200,000		137,200,000	137,200,000	4,100,000		4,100,000	4,100,000	5,400,000		5,400,000	5,400,000
Exercise of warrants (in Shares)																																					13,071,199				391,081				466,666
Preferred stock dividend rights			172,000,000										172,000,000									172,000,000
Accrual of paid in kind dividend on cumulative preferred shares			0
Balance at Dec. 31, 2013	1,115,100,000		1,115,100,000										1,212,000,000				(194,200,000)		1,300,000			1,019,100,000				96,000,000
Balance (in Shares) at Dec. 31, 2013							2,000,000		103,571,941
Net loss			(24,200,000)														(29,900,000)					(29,900,000)				5,700,000
Other comprehensive (loss) income, net of tax			(138,200,000)
Other comprehensive income loss net of taxes			(138,300,000)																(131,900,000)			(131,900,000)				(6,400,000)
Impact of Domestication									(1,000,000)				(1,000,000)
Issuance of stock																																																					300,200,000	200,000	300,000,000	300,200,000	18,400,000		18,400,000	18,400,000	411,000,000	200,000	410,800,000	411,000,000	240,600,000		240,600,000	240,600,000	402,900,000	200,000	402,700,000	402,900,000
Issuance of stock (in Shares)																																																				3,959		15,800,000				1,670,386				16,060,960				9,404,064				16,445,000
Issuance of common shares to Directors on July 31, 2014 (in Shares)									9,242
Issuance of common shares from Employee Stock Purchase Plan	11,139,000		200,000										200,000									200,000
Issuance of common shares from Employee Stock Purchase Plan (in Shares)									11,139
Issuance costs																																																					(13,800,000)		(13,800,000)	(13,800,000)					(300,000)		(300,000)	(300,000)					(15,100,000)		(15,100,000)	(15,100,000)
Accrued stock dividend on Founder's preferred shares			(232,700,000)						(100,000)				(100,000)
Recovery of short swing profits, net			500,000										500,000									500,000
Issuance of common shares in connection with Acquisition				16,600,000	15,000,000	52,000,000								16,600,000	52,000,000								16,600,000	52,000,000
Issuance of common shares in connection with Acquisition (in Shares)										711,551	2,000,000
Equity compensation expense			700,000										700,000									700,000
Conversion of PDH non-controlling interest to common shares													1,500,000									1,500,000				(1,500,000)
Distribution to non-controlling interest			(800,000)																							(800,000)
Exercise of warrants			186,900,000						200,000				186,700,000									186,900,000
Exercise of warrants (in Shares)			16,244,694						16,244,694
Accrual of paid in kind dividend on cumulative preferred shares			0
Balance at Dec. 31, 2014	2,552,600,000		2,552,600,000						1,900,000				2,812,400,000				(224,100,000)		(130,600,000)			2,459,600,000				93,000,000
Balance (in Shares) at Dec. 31, 2014							2,000,000		182,066,980
Balance at Dec. 30, 2014
Issuance of common shares in connection with Acquisition				$ 18,200,000
Balance (in Shares) at Dec. 31, 2014							2,000,000